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VIA EDGAR TRANSMISSION

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	George P. Attisano george.attisano@klgates.com January 5, 2015

Re:	John Hancock Investment Trust (the “Registrant”), on behalf of: John Hancock Disciplined Value International Fund (the “Fund”) File Nos. 002-10156; 811-00560

CERTIFICATION UNDER RULE 497(j)

Ladies and gentlemen:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we certify that all of the forms of prospectus and Statement of Additional Information (“SAI”) for John Hancock Disciplined Value International Fund, a series of the Registrant (the “Fund”), each dated January 1, 2015, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus and SAI contained in Post-Effective Amendment No. 137 under the Securities Act of 1933 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 23, 2014 via EDGAR, except for the form of prospectus for Class R2 and Class R4 shares of the Fund, which is expected to be separately filed pursuant to paragraph (c) of Rule 497 on or about January 5, 2015.

If you have any questions or comments, please call me at 617-261-3240.

Sincerely,

/s/ George P. Attisano

George P. Attisano, Esq.